Other Assets - Summary of Other Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of other non-current assets [line items]
Beginning balance	¥ 1,394	[1]	¥ 1,008
Amount paid to related parties	227		160
Additions	512		479
Amount paid to third parties and others	1,549		1,234
Acquisitions through business combinations	36		2
Transferred from construction in progress	155		211
Disposals	(6)		(24)
Amortisation for the year	(315)		(282)
Ending balance	1,776		1,394	[1]
Prepayment for exclusive use right of an airport terminal [member]
Disclosure of other non-current assets [line items]
Beginning balance	220		230
Amortisation for the year	(10)		(10)
Ending balance	210		220
Software [member]
Disclosure of other non-current assets [line items]
Beginning balance	316		255
Additions	105		33
Acquisitions through business combinations			2
Transferred from construction in progress	69		142
Disposals			(4)
Amortisation for the year	(118)		(112)
Ending balance	372		316
Leasehold improvements [member]
Disclosure of other non-current assets [line items]
Beginning balance	181		119
Additions			44
Acquisitions through business combinations	36
Transferred from construction in progress	86		56
Amortisation for the year	(61)		(38)
Ending balance	242		181
Others [member]
Disclosure of other non-current assets [line items]
Beginning balance	677		404
Additions	407		402
Transferred from construction in progress			13
Disposals	(6)		(20)
Amortisation for the year	(126)		(122)
Ending balance	¥ 952		¥ 677

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).